Schedule of Investments
February 29, 2024 (unaudited)
One Rock Fund

				Shares or Principal
Security Description				Amount ($)		Fair Value ($)(1)

Common Stocks - 95.28%

Communications Equipment - 0.98%
Lumentum Holdings, Inc. (2)				3,500		169,645

Computer Storage Devices - 0.46%
Pure Storage, Inc. (2)				1,500		78,975

Electronic Components, NEC - 3.16%
Impinj, Inc. (2)				5,006		546,755

Electronic Computers - 0.82%
Dell Technologies, Inc.				1,500		141,990
Super Micro Computer, Inc. (2)				200		173,224

						315,214

Fabricated Plate Work (Boiler Shops) - 1.24%
Chart Industries, Inc. (2)				1,500		214,290

Farm Machinery & Equipment - 0.41%
Lindsay Corp.				600		71,586

Finance Services - 5.91%
Coinbase Global, Inc. Class A (2)				4,100		834,596
SoFi Technologies, Inc. (2)				21,000		188,580

						1,023,176

General Industrial Machinery & Equipment - 0.65%
Zebra Technologies Corp. (2)				400		111,792

Operative Builders - 0.86%
D.R. Horton, Inc.				1,000		149,440

Optical Instruments & Lenses - 1.58%
KLA Corp.				400		272,920

Orthopedic, Prosthetic, & Surgical Appliances & Supplies- 1.11%
Intuitive Surgical, Inc. (2)				500		192,800

Personal Credit Institutions - 2.06%
Affirm Holdings, Inc. (2)				9,500		356,440

Real Estate Agents & Managers (For Others) - 1.07%
OpenDoor Technologies, Inc. Class A (2)				60,000		184,800

Retail Auto Dealers & Gasoline Stations - 1.00%
Camping World Holdings, Inc. Class A (2)				6,500		173,485

Semiconductors & Related Devices - 20.42%
Advanced Micro Devices, Inc. (2)				2,200		423,566
Arm Holdings plc (2)				400		56,416
Enphase Energy, Inc. (2)				1,400		177,814
Marvell Technology, Inc. (2)				6,000		429,960
Micron Technology, Inc.				6,200		561,782
NVIDIA Corp.				1,800		1,424,016
Silicon Motion Technology Corp.				2,400		169,896
SiTime Corp. (2)				1,500		138,750
Taiwan Semiconductor Manufacturing Company Ltd.				1,200		154,404

						3,536,604

Services-Business Services - 4.03%
MercadoLibre, Inc. (Uruguay) (2)				200		319,060
Zillow Group, Inc. Class A (2)				7,000		378,420

						697,480

Services-Computer Programming Services - 0.94%
AppLovin Corp. (2)				1,512		90,297
Zscaler, Inc. (2)				300		72,591

						162,888

Services-Computer Programming, Data Processing, Etc. - 8.45%
Meta Platforms, Inc.				800		392,104
Pinterest, Inc. (2)				6,750		247,725
PubMatic, Inc. (2)				4,700		98,418
Trade Desk, Inc. Class A (2)				8,500		726,155

						1,464,402

Services-Equipment Rental & Leasing - 1.60%
United Rentals, Inc.				400		277,308

Services-Prepackaged Software - 32.39%
Block, Inc. Class A (2)				1,500		119,205
Cloudflare, Inc. Class A (2)				14,900		1,468,246
CrowdStrike Holdings, Inc. Class A (2)				200		64,830
CyberArk Software Ltd. (2)				700		184,632
Elastic N.V. (2)				500		66,905
GitLab, Inc. Class A (2)				500		36,060
JFrog Ltd. (2)				3,800		170,202
Microsoft Corp.				1,400		579,096
MicroStrategy, Inc. Class A (2)				200		204,568
MongoDB, Inc. Class A (2)				300		134,274
Nutanix, Inc. (2)				6,100		385,276
Palantir Technologies, Inc. (2)				20,500		514,140
ServiceNow, Inc. (2)				800		617,072
Shopify, Inc. (2)				3,200		244,384
Snowflake, Inc. Class A (2)				2,800		527,184
UiPath, Inc. (2)				12,400		294,500

						5,610,574

Special Industry Machinery - 1.10%
ASML Holding N.V. ADR				200		190,336
Lam Research Corp. (2)				200		187,650

						377,986

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.55%
Steel Dynamics, Inc.				2,000		267,640

Trucking (No Local) - 0.36%
J.B. Hunt Transport Services, Inc. (2)				300		61,893

Water Transportation - 1.07%
Royal Caribbean Cruises, Ltd. (2)				1,500		185,025

Total Common Stock				(Cost $ 12,704,090)		16,503,118

Exchange Traded Funds - 0.72%

Invesco Galaxy Bitcoin ETF				2,000		124,140

Total Exchange Traded Funds				(Cost $ 124,140)		124,140

Money Market Registered Investment Companies - 0.37%

Federated Government Obligations Fund Institutional Shares 5.23% (3)				63,590		63,590

Total Money Market Registered Investment Companies				(Cost $ 63,590)		63,590

Total Investments - 96.40%				(Cost $ 13,524,249)		16,698,713

Other Assets less Liabilities - 3.56%						617,021

Total Net Assets - 100.00%						17,321,530

Futures Contracts - 0.06%

						Value and
						Unrealized
	Long (Short)		Notional Value of			Appreciation
	Contracts	Expiration Date	Contracts ($)	Value		(Depreciation)($)**
Index Futures
Nasdaq 100 E-Mini Futures	3	3/15/2024	297,832	308,595		10,763

				(Cost $ 297,832)		10,763

Options Written

		Long (Short)		Notional Value of		Fair
Call Options Written		Contracts	Expiration Date	Contracts ($)		Value ($)

Dell Technologies Inc., Strike $97.00		(15)	3/1/2024	(145,500)		0
Zscaler, Inc., Strike $255.00		(3)	3/1/2024	(76,500)		(2,898)

Total Options				(Cost $ (7,577))		(2,898)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund's assets carried at fair value:

				Investments in		Other Financial
Valuation Inputs				Securities		Instruments (9)
Level 1 - Quoted Prices				$16,698,713	$
Level 2 - Other Significant Observable Inputs						-
Level 3 - Significant Unobservable Inputs				-		-
Total				$16,698,713		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at February 29, 2024